Capital Structure, Financial Risk and Related Items - Marketable securities portfolio (Details) - DKK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Marketable Securities
Market value	kr 13,268	kr 12,431
Percentage of marketable securities	100.00%	100.00%
USD portfolio
Marketable Securities
Market value	kr 10,740	kr 9,988
Percentage of marketable securities	81.00%	80.00%
Corporate bonds
Marketable Securities
Market value	kr 6,039	kr 5,091
Percentage of marketable securities	46.00%	41.00%
US government bonds and treasury bills
Marketable Securities
Market value	kr 3,247	kr 3,067
Percentage of marketable securities	24.00%	25.00%
Commercial paper
Marketable Securities
Market value	kr 451	kr 807
Percentage of marketable securities	3.00%	6.00%
Other marketable securities [Member]
Marketable Securities
Market value	kr 1,003	kr 1,023
Percentage of marketable securities	8.00%	8.00%
DKK portfolio
Marketable Securities
Market value	kr 1,589	kr 1,535
Percentage of marketable securities	12.00%	12.00%
Kingdom of Denmark bonds and treasury bills
Marketable Securities
Market value	kr 419	kr 442
Percentage of marketable securities	3.00%	3.00%
Danish mortgage-backed securities
Marketable Securities
Market value	kr 1,170	kr 1,093
Percentage of marketable securities	9.00%	9.00%
European government bonds and treasury bills
Marketable Securities
Market value	kr 858	kr 832
Percentage of marketable securities	6.00%	7.00%
UK government bonds and treasury bills
Marketable Securities
Market value	kr 81	kr 76
Percentage of marketable securities	1.00%	1.00%